Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Primary SIC Number	1311
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	TRANSGLOBE ENERGY CORP
Entity Central Index Key	0000736744
Entity File Number	001-31891
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, Address Line One	Suite 2300
Entity Address, Address Line Two	250 – Fifth Street SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	Canada T2P 0R4
Document Annual Report	true
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Local Phone Number	264-9888
City Area Code	(403)
Entity Common Stock, Shares Outstanding	72,542,071
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Local Phone Number	738-6680
City Area Code	(302)
NASDAQ Global Select Market
Document Information [Line Items]
Trading Symbol	TGA
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares Without Par Value
Toronto Stock Exchange
Document Information [Line Items]
Trading Symbol	TGL
Title of 12(b) Security	Common Shares Without Par Value
London Stock Market (AIM)
Document Information [Line Items]
Trading Symbol	TGL
Title of 12(b) Security	Common Shares Without Par Value